Debt (Total LTD) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	May 01, 2020	Feb. 03, 2020	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Nov. 01, 2019	Feb. 08, 2019
Debt Instrument [Line Items]
Commercial paper	$ 56	$ 44			$ 1,277	$ 983
Finance leases	74				134
Equipment loans and other	402				4
Total debt, gross	13,868				14,746
Net unamortized discount and debt issuance costs	(962)				(950)
Total debt	12,906				13,796
Less: Current portion of long-term debt	910				1,930
Total long-term debt	11,996				11,866
Accounts receivable securitization [Member]
Debt Instrument [Line Items]
Total debt, gross	0				200
Notes and debentures [Member]
Debt Instrument [Line Items]
Total debt, gross	$ 13,336				13,131
Canadian National series, 2.40% 2-year notes [Member]
Debt Instrument [Line Items]
Interest rate	2.40%	2.40%		2.40%
Term of Issuance	2 years
Maturity	Feb. 03, 2020
Total debt, gross	$ 0	$ 300			390	300
Canadian National series, 2.75% 7-year notes [Member]
Debt Instrument [Line Items]
Interest rate	2.75%	2.75%
Term of Issuance	7 years
Maturity	Feb. 18, 2021
Total debt, gross	$ 250				250
Canadian National series, 2.85% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	2.85%	2.85%
Term of Issuance	10 years
Maturity	Dec. 15, 2021
Total debt, gross	$ 509	$ 400			520	400
Canadian National series, 2.25% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	2.25%	2.25%
Term of Issuance	10 years
Maturity	Nov. 15, 2022
Total debt, gross	$ 318	$ 250			325	250
Canadian National series, 7.63% 30-year debentures [Member]
Debt Instrument [Line Items]
Interest rate	7.63%	7.63%
Term of Issuance	30 years
Maturity	May 15, 2023
Total debt, gross	$ 191	$ 150			195	150
Canadian National series, 2.95% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	2.95%	2.95%
Term of Issuance	10 years
Maturity	Nov. 21, 2024
Total debt, gross	$ 445	$ 350			455	350
Canadian National series, 2.80% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	2.80%	2.80%
Term of Issuance	10 years
Maturity	Sep. 22, 2025
Total debt, gross	$ 350				350
Canadian National series, 2.75% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	2.75%	2.75%
Term of Issuance	10 years
Maturity	Mar. 01, 2026
Total debt, gross	$ 636	$ 500			649	500
Canadian National series, 6.90% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	6.90%	6.90%
Term of Issuance	30 years
Maturity	Jul. 15, 2028
Total debt, gross	$ 604	$ 475			617	475
Canadian National series, 3.20% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.20%	3.20%
Term of Issuance	10 years
Maturity	Jul. 31, 2028
Total debt, gross	$ 350				350
Canadian National series, 3.00% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.00%	3.00%						3.00%
Term of Issuance	10 years
Maturity	Feb. 08, 2029
Total debt, gross	$ 350				350
Canadian National series, 7.38% 30-year debentures [Member]
Debt Instrument [Line Items]
Interest rate	7.38%	7.38%
Term of Issuance	30 years
Maturity	Oct. 15, 2031
Total debt, gross	$ 255	$ 200			260	200
Canadian National series, 6.25% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	6.25%	6.25%
Term of Issuance	30 years
Maturity	Aug. 01, 2034
Total debt, gross	$ 636	$ 500			649	500
Canadian National series, 6.20% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	6.20%	6.20%
Term of Issuance	30 years
Maturity	Jun. 01, 2036
Total debt, gross	$ 573	$ 450			585	450
Canadian National series, 6.71% Puttable Reset Securities PURS [Member]
Debt Instrument [Line Items]
Interest rate	6.71%	6.71%
Maturity	Jul. 15, 2036
Total debt, gross	$ 318	$ 250			325	250
Canadian National series, 6.38% 30-year debentures [Member]
Debt Instrument [Line Items]
Interest rate	6.38%	6.38%
Term of Issuance	30 years
Maturity	Nov. 15, 2037
Total debt, gross	$ 382	$ 300			390	300
Canadian National series, 3.50% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.50%	3.50%
Term of Issuance	30 years
Maturity	Nov. 15, 2042
Total debt, gross	$ 318	$ 250			325	250
Canadian National series, 4.50% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	4.50%	4.50%
Term of Issuance	30 years
Maturity	Nov. 07, 2043
Total debt, gross	$ 318	$ 250			325	250
Canadian National series, 3.95% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.95%	3.95%
Term of Issuance	30 years
Maturity	Sep. 22, 2045
Total debt, gross	$ 400				400
Canadian National series, 3.20% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.20%	3.20%
Term of Issuance	30 years
Maturity	Aug. 02, 2046
Total debt, gross	$ 827	$ 650			844	650
Canadian National series, 3.60% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.60%	3.60%
Term of Issuance	30 years
Maturity	Aug. 01, 2047
Total debt, gross	$ 500				500
Canadian National series, 3.65% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.65%	3.65%
Term of Issuance	30 years
Maturity	Feb. 03, 2048
Total debt, gross	$ 764	$ 600			779	600
Canadian National series, 3.60% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.60%	3.60%
Term of Issuance	30 years
Maturity	Jul. 31, 2048
Total debt, gross	$ 450				450
Canadian National series, 4.45% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	4.45%	4.45%
Term of Issuance	30 years
Maturity	Jan. 20, 2049
Total debt, gross	$ 827	$ 650			844	650
Canadian National series, 3.60% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.60%	3.60%						3.60%
Term of Issuance	30 years
Maturity	Feb. 08, 2049
Total debt, gross	$ 450				450
Canadian National series, 3.05% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.05%	3.05%					3.05%
Term of Issuance	30 years
Maturity	Feb. 08, 2050
Total debt, gross	$ 450				450
Canadian National series, 2.45% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	2.45%	2.45%	2.45%
Term of Issuance	30 years
Maturity	May 01, 2050
Total debt, gross	$ 764	$ 600			0	600
Canadian National series, 4.00% 50-year notes [Member]
Debt Instrument [Line Items]
Interest rate	4.00%	4.00%
Term of Issuance	50 years
Maturity	Sep. 22, 2065
Total debt, gross	$ 100				100
llinois Central series, 7.70% 100-year debentures [Member]
Debt Instrument [Line Items]
Interest rate	7.70%	7.70%
Term of Issuance	100 years
Maturity	Sep. 15, 2096
Total debt, gross	$ 159	$ 125			162	$ 125
BC Rail series, non-interest bearing 90-year subordinated notes [Member]
Debt Instrument [Line Items]
Term of Issuance	90 years
Maturity	Jul. 14, 2094
Total debt, gross	$ 842				842
Net unamortized discount and debt issuance costs	(829)				(830)
LTD other disclosures
Discounted debt	$ 13				$ 12
Imputed interest rate	5.75%	5.75%			5.75%	5.75%
Equipment Loan [Member]
Debt Instrument [Line Items]
Equipment loans and other	$ 368
Other Equipment Loan [Member]
Debt Instrument [Line Items]
Equipment loans and other	$ 34
LTD other disclosures
Weighted average interest rate	2.00%	2.00%